Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computations of Diluted Weighted-average Shares Outstanding

For the years ended December 31, 2017, 2016 and 2015, the following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding because the effect would be anti-dilutive:

	Year Ended December 31,
	2017	2016	2015

Stock options issued and outstanding	3,838,358	3,224,682	1,867,325
Stock warrants	11,385	25,444	25,444
	3,849,743	3,250,126	1,892,769